Expense Example, No Redemption {- Templeton International Bond Fund} - Templeton Income Trust-25 - Templeton International Bond Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 146
3 Years	499
5 Years	877
10 Years	$ 1,942